UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-10321
RIVERSOURCE MANAGERS SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 05/31
Date of reporting period: 02/28

Portfolio of Investments
RiverSource Partners Aggressive Growth Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
Precision Castparts	14,017	(d)	$1,580,416
Rockwell Collins	12,456	(d)	701,024

Total			2,281,440

Air Freight & Logistics (1.4%)
CH Robinson Worldwide	38,700	(d)	2,063,871
Expeditors Intl of Washington	76,798		2,800,823

Total			4,864,694

Biotechnology (1.9%)
BioMarin Pharmaceutical	170,323	(b,d)	3,406,460
Cephalon	25,455	(b,d)	1,747,995
Vertex Pharmaceuticals	29,413	(b)	1,194,462

Total			6,348,917

Capital Markets (2.0%)
Affiliated Managers Group	21,563	(b)	1,533,776
Blackstone Group LP	106,136		1,483,781
E*TRADE Financial	1,498,414	(b)	2,412,447
T Rowe Price Group	27,006	(d)	1,368,934

Total			6,798,938

Chemicals (0.6%)
Ecolab	48,278		2,034,435

Commercial Banks (4.0%)
Associated Banc-Corp	75,765		978,126
First Midwest Bancorp	72,780		989,080
Marshall & Ilsley	487,994	(d)	3,454,998
Regions Financial	317,400	(d)	2,142,450
SunTrust Banks	38,056		906,113
Synovus Financial	741,192		2,112,397
Zions Bancorporation	163,257	(d)	3,026,785

Total			13,609,949

Communications Equipment (7.0%)
BigBand Networks	1,007,641	(b)	2,902,006
Brocade Communications Systems	49,301	(b)	286,932
Ciena	434,109	(b,d)	6,225,122
CommScope	48,930	(b)	1,247,226
Finisar	144,825	(b,d)	1,814,657
Infinera	499,501	(b)	3,786,218
Juniper Networks	79,492	(b,d)	2,224,186
ORBCOMM	400,980	(b)	970,372
Palm	282,495	(b,d)	1,723,220
Riverbed Technology	29,128	(b)	793,738
Tellabs	200,266		1,383,838

Total			23,357,515

Issuer	Shares		Value(a)
Computers & Peripherals (0.6%)
STEC	190,577	(b,d)	1,959,132

Construction & Engineering (3.0%)
EMCOR Group	103,393	(b)	2,380,107
Fluor	53,176		2,275,933
Foster Wheeler	50,900	(b)	1,252,649
Quanta Services	187,326	(b)	3,559,194
Shaw Group	23,802	(b)	825,929

Total			10,293,812

Construction Materials (0.7%)
Martin Marietta Materials	16,600	(d)	1,315,052
Vulcan Materials	27,300	(d)	1,185,093

Total			2,500,145

Consumer Finance (0.1%)
First Marblehead	146,673	(b)	346,148

Distributors (0.4%)
LKQ	78,500	(b,d)	1,503,275

Diversified Financial Services (1.4%)
IntercontinentalExchange	30,972	(b)	3,322,986
NASDAQ OMX Group	84,800	(b)	1,579,824

Total			4,902,810

Diversified Telecommunication Services (0.4%)
Qwest Communications Intl	313,251		1,428,425

Electric Utilities (0.5%)
PPL	55,361		1,576,681

Electrical Equipment (3.0%)
Energy Conversion Devices	179,442	(b,d)	1,291,982
Evergreen Solar	916,100	(b,d)	1,026,032
First Solar	29,536	(b,d)	3,127,863
Hubbell Cl B	18,647		873,612
JA Solar Holdings ADR	218,016	(b,c,d)	1,081,359
Real Goods Solar Cl A	127,500	(b)	387,600
SunPower Cl A	62,130	(b,d)	1,164,938
Suntech Power Holdings ADR	38,986	(b,c,d)	516,954
Yingli Green Energy Holding ADR	67,600	(b,c,d)	782,808

Total			10,253,148

Electronic Equipment, Instruments & Components (0.8%)
Brightpoint	107,842	(b)	768,913
Itron	26,757	(b)	1,791,382

Total			2,560,295

Energy Equipment & Services (2.9%)
Cameron Intl	49,016	(b)	2,016,028
Diamond Offshore Drilling	9,611		839,233
Ensco Intl ADR	51,743	(c)	2,285,487
Hercules Offshore	569,563	(b,d)	2,084,601
Oceaneering Intl	14,481	(b)	875,376

Issuer	Shares		Value(a)
Weatherford Intl	107,979	(b,c)	1,802,170

Total			9,902,895

Food & Staples Retailing (0.5%)
BJ’s Wholesale Club	50,602	(b)	1,830,274

Food Products (0.6%)
HJ Heinz	46,800	(d)	2,148,120

Health Care Equipment & Supplies (4.9%)
CR Bard	26,489		2,219,248
Gen-Probe	76,358	(b,d)	3,442,219
Haemonetics	54,813	(b)	2,931,947
Hologic	157,633	(b,d)	2,719,169
Hospira	23,038	(b,d)	1,205,579
Masimo	61,161	(b)	1,693,548
NuVasive	26,029	(b,d)	1,039,859
Varian Medical Systems	28,900	(b,d)	1,415,233

Total			16,666,802

Health Care Providers & Services (2.5%)
AmerisourceBergen	39,315		1,102,393
Emdeon Cl A	98,900	(b)	1,542,840
Laboratory Corp of America Holdings	9,284	(b)	680,610
MEDNAX	31,184	(b,d)	1,668,344
Patterson Companies	23,230	(b)	689,466
Select Medical Holdings	344,721	(b)	2,823,265

Total			8,506,918

Hotels, Restaurants & Leisure (3.7%)
Buffalo Wild Wings	20,165	(b)	886,252
Burger King Holdings	138,700		2,481,342
Cheesecake Factory	48,294	(b)	1,142,153
Darden Restaurants	41,401		1,678,811
Intl Game Technology	28,913		507,423
Marriott Intl Cl A	32,581		883,271
Melco PBL Entertainment Macau ADR	492,769	(b,c,d)	1,990,787
Panera Bread Cl A	10,167	(b)	740,056
PF Chang’s China Bistro	27,671	(b,d)	1,174,357
Starwood Hotels & Resorts Worldwide	27,740	(d)	1,073,538

Total			12,557,990

Household Durables (0.9%)
KB Home	94,869		1,544,467
Pulte Homes	129,800	(b)	1,405,734

Total			2,950,201

Household Products (0.5%)
Clorox	28,932		1,773,821

Insurance (0.4%)
Principal Financial Group	60,399	(d)	1,401,861

Internet & Catalog Retail (0.4%)
priceline.com	6,046	(b)	1,370,991

Issuer	Shares		Value(a)
Internet Software & Services (2.0%)
Akamai Technologies	52,233	(b,d)	1,373,728
Limelight Networks	491,393	(b)	1,808,326
OpenTable	106,659	(b,d)	3,634,939

Total			6,816,993

IT Services (0.7%)
ManTech Intl Cl A	20,839	(b)	1,029,030
Paychex	45,994		1,377,060

Total			2,406,090

Leisure Equipment & Products (0.2%)
LeapFrog Enterprises	123,209	(b)	671,489

Life Sciences Tools & Services (1.0%)
Covance	23,929	(b)	1,354,860
Illumina	52,836	(b,d)	1,919,004

Total			3,273,864

Machinery (1.6%)
Badger Meter	20,000	(d)	718,600
Flowserve	11,601		1,161,144
Joy Global	20,982		1,065,886
Kennametal	56,850	(d)	1,480,942
Terex	42,060	(b)	818,908

Total			5,245,480

Marine (3.7%)
Diana Shipping	104,600	(b,c)	1,454,986
DryShips	1,478,104	(b,c,d)	8,085,229
Genco Shipping & Trading	146,442	(b,d)	3,075,282

Total			12,615,497

Media (1.1%)
Regal Entertainment Group Cl A	144,097		2,152,809
Sirius XM Radio	1,507,885	(b,d)	1,538,043

Total			3,690,852

Metals & Mining (4.3%)
AK Steel Holding	79,712		1,716,199
Alcoa	125,300	(d)	1,666,490
Allegheny Technologies	57,798		2,523,460
Cliffs Natural Resources	21,462		1,210,457
Freeport-McMoRan Copper & Gold	9,669	(d)	726,722
Kinross Gold	85,536	(c)	1,549,912
Steel Dynamics	72,812		1,189,020
United States Steel	44,056	(d)	2,332,325
Yamana Gold	166,429	(c)	1,754,162

Total			14,668,747

Multiline Retail (0.9%)
Nordstrom	47,343		1,748,851
Saks	180,878	(b)	1,262,528

Total			3,011,379

Oil, Gas & Consumable Fuels (6.0%)
Alpha Natural Resources	25,460	(b)	1,171,415
Arch Coal	38,200		859,118

Issuer	Shares		Value(a)
CONSOL Energy	41,189		2,074,278
Denbury Resources	71,800	(b,d)	1,010,944
El Paso	229,300		2,400,771
Frontier Oil	205,513	(d)	2,546,305
Murphy Oil	16,400		851,160
Petrohawk Energy	100,160	(b)	2,143,424
Range Resources	20,973		1,061,444
Southwestern Energy	17,512	(b)	745,136
Tesoro	148,300	(d)	1,767,736
Western Refining	405,700	(b,d)	1,760,738
Williams Companies	84,556		1,821,336

Total			20,213,805

Personal Products (0.5%)
Avon Products	55,256	(d)	1,681,993

Pharmaceuticals (1.4%)
Mylan	44,039	(b,d)	939,792
Perrigo	16,449		815,377
Shire ADR	47,415	(c)	3,059,216

Total			4,814,385

Road & Rail (0.7%)
Con-way	16,416		533,356
Landstar System	35,400	(d)	1,412,106
Ryder System	14,675		517,881

Total			2,463,343

Semiconductors & Semiconductor Equipment (9.0%)
Altera	62,481		1,526,411
Analog Devices	61,134		1,787,558
Broadcom Cl A	92,070	(d)	2,883,632
FormFactor	154,044	(b)	2,534,024
Maxim Integrated Products	59,016		1,092,976
Mellanox Technologies	132,800	(b,c)	2,504,608
MEMC Electronic Materials	132,916	(b)	1,609,613
NetLogic Microsystems	20,071	(b)	1,087,647
NVIDIA	152,239	(b,d)	2,466,272
PMC-Sierra	1,326,129	(b)	11,006,871
Xilinx	57,000	(d)	1,472,310

Total			29,971,922

Software (8.2%)
Activision Blizzard	142,100		1,510,523
Adobe Systems	20,218	(b)	700,554
Compuware	684,018	(b)	5,123,295
Electronic Arts	237,649	(b,d)	3,940,220
Intuit	32,700	(b)	1,058,172
Symantec	125,215	(b)	2,072,308
TIBCO Software	1,313,350	(b)	12,043,420
VMware Cl A	16,171	(b)	800,626

Total			27,249,118

Specialty Retail (6.8%)
American Eagle Outfitters	134,918		2,276,067
Bed Bath & Beyond	25,522	(b,d)	1,061,970
Dick’s Sporting Goods	134,639	(b,d)	3,275,767
GameStop Cl A	264,256	(b,d)	4,545,204

Issuer	Shares		Value(a)
Limited Brands	104,020	(d)	2,299,882
Office Depot	386,997	(b,d)	2,794,118
PetSmart	60,565		1,648,579
rue21	62,710	(b)	1,802,285
Tiffany & Co	15,784		700,652
TJX Companies	39,675		1,651,670
Urban Outfitters	21,651	(b,d)	697,379

Total			22,753,573

Textiles, Apparel & Luxury Goods (0.5%)
Coach	42,221		1,538,533

Thrifts & Mortgage Finance (0.4%)
MGIC Investment	88,541	(b,d)	678,224
Radian Group	74,926		735,773

Total			1,413,997

Tobacco (0.5%) Lorillard	24,600		1,796,784

Trading Companies & Distributors (0.5%)
Fastenal	36,840	(d)	1,634,591

Wireless Telecommunication Services (0.9%)
American Tower Cl A	42,089	(b,d)	1,795,517
NII Holdings	36,926	(b)	1,381,771

Total			3,177,288

Total Common Stocks (Cost: $317,826,242)			$326,839,355

Money Market Fund (3.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	12,165,198	(e)	$12,165,198

Total Money Market Fund (Cost: $12,165,198)			$12,165,198

Investments of Cash Collateral Received for Securities on Loan (25.8%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (2.4%)
BTM Capital
03-04-10	0.29%	$1,999,533	$1,999,533
Elysian Funding LLC
04-15-10	0.55	1,997,372	1,997,372
Rhein-Main Securitisation
03-25-10	0.25	3,998,361	3,998,361

Total			7,995,266

Certificates of Deposit (5.8%)
Banque Federative du Credit Mutuel
05-17-10	0.33	3,996,753	3,996,753
Caisse des Depots
03-12-10	0.19	3,999,409	3,999,409
Commerzbank
03-22-10	0.21	2,500,000	2,500,000
Natixis
04-26-10	0.24	2,000,000	2,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Raiffeisen Zentralbank Oesterreich
03-30-10	0.25	3,000,000	3,000,000
San Paolo IMI Bank Ireland
03-08-10	0.20	1,999,689	1,999,689
Sumitomo Mitsui Banking
04-22-10	0.27	2,000,000	2,000,000

Total			19,495,851

Commercial Paper (0.6%)
Citigroup Funding
03-05-10	0.19	1,999,631	1,999,631
Repurchase Agreements (17.0%)(f)
Barclays Capital dated 02-26-10, matures 03-01-10, repurchase price $9,829,240	0.11	9,829,150	9,829,150
Goldman Sachs dated 02-26-10, matures 03-01-10, repurchase price $40,000,600	0.18	40,000,000	40,000,000
Natixis Financial Products dated 02-26-10, matures 03-01-10, repurchase price $5,000,142	0.34	5,000,000	5,000,000
RBS Securities dated 02-26-10, matures 03-01-10, repurchase price $3,000,110	0.44	3,000,000	3,000,000

Total			57,829,150

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $87,319,898)			$87,319,898

Total Investments in Securities (Cost: $417,311,338)(g)			$426,324,451

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR	— American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 7.95% of net assets.

(d)	At Feb. 28, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.
(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Barclays Capital (0.11%)

Security description	Value (a)
Fannie Mae Discount Notes	$2,454,830
Federal Farm Credit Bank	958,718
Federal Home Loan Mtge Corp	4,247,433
Federal Natl Mtge Assn	2,364,765

Total market value of collateral securities	$10,025,746

Goldman Sachs (0.18%)

Security description	Value (a)
Banco Bilbao Vizcaya Argentaria/NY	$6,757,267
BNP Paribas	1,798,708
Calyon NY Branch	473,678
Credit IND Et CM NY	100,027
Dexia Credit	70,080
Intesa Sanpaolo SpA	10,745,683
Kittyhawk Funding	912,665
Landesbk Hessen-Thur	53,338
Nordea Bank	1,743,961
Royal Bank of Canada	1,833,333
Royal Bank of Scotland	126,667
Sanpaolo IMI SpA/New York	139,953
Standard Chrtrd Bank	10,333,333
Sumitomo Mitsui Banking Corp/New York	6,333,333
Svenska Handelsbanken/New York NY	63,333
UBS AG Stamford Bran	514,641

Total market value of collateral securities	$42,000,000

Natixis Financial Products (0.34%)

Security description	Value (a)
A4 Funding LP	$1,852,438
Fannie Mae Interest Strip	110,594
Fannie Mae Pool	368,004
Fannie Mae REMICS	779,308
Federal Home Loan Mtge Corp	2,021
FHLMC-GNMA	7,711
Freddie Mac Gold Pool	11,758
Freddie Mac Non Gold Pool	105,525
Freddie Mac REMICS	945,509
Freddie Mac Strips	107,386
Ginnie Mae II Pool	146,580
Govt Natl Mtge Assn	234,179
U.S. Treasury Note/Bond	482,059

Total market value of collateral securities	$5,153,072

RBS Securities (0.44%)

Security description	Value (a)
ACE Securities Corp	$19,351
Aegis Asset Backed Securities Trust	25,274
Ameriquest Mtge Securities Inc	28,797
Amortizing Residential Collateral Trust	51,590
Capital One Multi-Asset Execution Trust	176,671
Citibank Omni Master Trust	6,736
First Franklin Mtge Loan Asset Backed Certificates	57,169
Freddie Mac Gold Pool	2,017,736
GE Business Loan Trust	86,005
Green Tree Mtge Loan Trust	33,173
Greenwich Capital Commercial Funding Corp	182,672
GS Mtge Securities Corp II	57,137
HFC Home Equity Loan Asset Backed Certificates	143,407
Household Credit Card Master Note Trust I	168,614
Petra CRE CDO	23,014
Wells Fargo Home Equity Trust	13,334

Total market value of collateral securities	$3,090,680

(g)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $417,311,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,035,000
Unrealized depreciation	(15,022,000)

Net unrealized appreciation	$9,013,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Nov. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$326,839,355	$—	$—	$326,839,355

Total Equity Securities	326,839,355	—	—	326,839,355

Other
Affiliated Money Market Fund(b)	12,165,198	—	—	12,165,198
Investments of Cash Collateral Received for Securities on Loan(c)	—	87,319,898	—	87,319,898

Total Other	12,165,198	87,319,898	—	99,485,096

Total	$339,004,553	$87,319,898	$—	$426,324,451

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners Fundamental Value Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investment in Securities
Common Stocks (97.7%)

Issuer	Shares		Value(a)
Air Freight & Logistics (0.2%)
United Parcel Service Cl B	18,050	(f)	$1,060,257

Automobiles (1.1%)
Harley-Davidson	247,190	(f)	6,083,346

Beverages (3.1%)
Coca-Cola	71,800		3,785,296
Diageo ADR	110,760	(c)	7,230,413
Heineken Holding	166,590	(c,f)	6,794,162

Total			17,809,871

Capital Markets (4.8%)
Bank of New York Mellon	467,500	(f)	13,333,100
GAM Holding	251,800	(c)	2,747,506
Goldman Sachs Group	21,070		3,294,295
Julius Baer Group	251,800	(c)	7,834,611

Total			27,209,512

Chemicals (0.7%)
Monsanto	37,400	(f)	2,642,310
Potash Corp of Saskatchewan	13,585	(c)	1,500,599

Total			4,142,909

Commercial Banks (4.4%)
Wells Fargo & Co	922,063		25,209,202

Commercial Services & Supplies (1.7%)
Iron Mountain	382,356	(b,f)	9,895,373

Computers & Peripherals (1.6%)
Hewlett-Packard	180,570		9,171,150

Construction Materials (1.4%)
Martin Marietta Materials	67,200	(f)	5,323,584
Vulcan Materials	66,410	(f)	2,882,858

Total			8,206,442

Consumer Finance (3.9%)
American Express	581,860	(f)	22,221,233

Containers & Packaging (2.0%)
Sealed Air	568,362		11,611,636

Issuer	Shares		Value(a)
Diversified Consumer Services (0.2%)
H&R Block	79,900	(f)	1,380,672

Diversified Financial Services (2.9%)
JPMorgan Chase & Co	286,490		12,023,985
Moody’s	162,130	(f)	4,315,901

Total			16,339,886

Electrical Equipment (0.5%)
ABB ADR	131,390	(b,c)	2,661,961

Electronic Equipment, Instruments & Components (1.3%)
Agilent Technologies	232,920	(b)	7,327,663

Energy Equipment & Services (0.8%)
Transocean	60,044	(b,c)	4,792,712

Food & Staples Retailing (7.7%)
Costco Wholesale	430,454	(f)	26,244,781
CVS Caremark	523,601		17,671,534

Total			43,916,315

Food Products (0.5%)
Hershey	37,440	(f)	1,488,614
Unilever	55,000	(c)	1,654,950

Total			3,143,564

Health Care Equipment & Supplies (1.2%)
Becton Dickinson & Co	70,000		5,450,900
CareFusion	58,456	(b)	1,475,429

Total			6,926,329

Health Care Providers & Services (2.3%)
Cardinal Health	69,950		2,376,202
Express Scripts	88,430	(b)	8,490,164
Laboratory Corp of America Holdings	32,100	(b,f)	2,353,251

Total			13,219,617

Household Durables (0.2%)
Hunter Douglas	24,007	(c)	1,087,284

Household Products (1.6%)
Procter & Gamble	142,200	(f)	8,998,416

Industrial Conglomerates (0.8%)
Tyco Intl	129,261	(c)	4,661,152

Insurance (11.8%)
Berkshire Hathaway Cl B	385,200	(b)	30,866,076
Fairfax Financial Holdings	8,810	(c)	3,026,213
Loews	420,300		15,324,138
Markel	1,590	(b,f)	560,873
Progressive	708,720		12,154,548
Transatlantic Holdings	113,107		5,621,418

Total			67,553,266

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.6%)
Amazon.com	15,300	(b)	1,811,520
Liberty Media — Interactive Cl A	126,400	(b,g)	1,591,376

Total			3,402,896

Internet Software & Services (0.8%)
Google Cl A	9,322	(b)	4,910,830

IT Services (0.3%)
Visa Cl A	20,940	(f)	1,785,763

Machinery (0.2%)
PACCAR	28,860		1,020,201

Marine (1.0%)
China Shipping Development Series H	1,432,000	(c,f)	2,438,907
Kuehne & Nagel Intl	36,158	(c)	3,280,511

Total			5,719,418

Media (2.6%)
Grupo Televisa ADR	127,580	(c)	2,355,127
Liberty Media Starz Series A	10,118	(b,g)	515,310
News Corp Cl A	517,970		6,925,258
Walt Disney	156,800	(f)	4,898,432

Total			14,694,127

Metals & Mining (1.0%)
BHP Billiton	97,300	(c)	2,977,840
Rio Tinto	52,327	(c)	2,684,250

Total			5,662,090

Oil, Gas & Consumable Fuels (15.0%)
Canadian Natural Resources	190,900	(c)	12,948,747
China Coal Energy Series H	3,365,100	(c)	5,367,096
ConocoPhillips	6,656		319,488
Devon Energy	259,900	(f)	17,896,714
EOG Resources	215,100		20,230,155
Occidental Petroleum	330,870	(f)	26,419,971
OGX Petroleo e Gas Participacoes	340,000	(c)	2,978,198

Total			86,160,369

Paper & Forest Products (1.2%)
Sino-Forest	10,400	(b,c,d,e)	202,346
Sino-Forest Cl A	332,910	(b,c)	6,477,205

Total			6,679,551

Personal Products (0.5%)
Mead Johnson Nutrition Cl A	44,940		2,125,662
Natura Cosmeticos	37,400	(c)	689,557

Total			2,815,219

Issuer	Shares		Value(a)
Pharmaceuticals (7.0%)
Johnson & Johnson	206,500	(f)	13,009,500
Merck & Co	438,488		16,171,438
Pfizer	629,200		11,042,460

Total			40,223,398

Professional Services (1.1%)
Dun & Bradstreet	89,600		6,286,336

Real Estate Management & Development (1.2%)
Brookfield Asset Management Cl A	126,900	(c)	3,003,723
Hang Lung Group	825,000	(c)	4,150,455

Total			7,154,178

Semiconductors & Semiconductor Equipment (1.5%)
Texas Instruments	343,360	(f)	8,371,117

Software (2.4%)
Activision Blizzard	247,000		2,625,610
Microsoft	391,200		11,211,792

Total			13,837,402

Specialty Retail (2.1%)
Bed Bath & Beyond	188,960	(b,f)	7,862,626
CarMax	192,300	(b,f)	3,882,537

Total			11,745,163

Tobacco (0.9%)
Philip Morris Intl	107,800		5,280,044

Transportation Infrastructure (1.6%)
China Merchants Holdings Intl	1,973,562	(c)	7,106,461
COSCO Pacific	1,144,439	(c)	1,784,016
LLX Logistica	77,100	(b,c)	405,295

Total			9,295,772

Total Common Stocks (Cost: $466,280,794)			$559,673,642

Bonds (1.1%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (0.9%)
Harley-Davidson Sr Unsecured
02-01-14	15.00%	$4,000,000		$5,134,716

Paper (0.2%)
Sino-Forest Cv
08-01-13	5.00	1,221,000	(c,d,e)	1,434,919

Total Bonds (Cost: $5,221,000)				$6,569,635

	Shares		Value(a)
Money Market Fund (1.2%)
RiverSource Short-Term Cash Fund, 0.16%	6,845,928	(h)	$6,845,928

Total Money Market Fund (Cost: $6,845,928)			$6,845,928

Investments of Cash Collateral Received for Securities on Loan (24.5%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.7%)
Belmont Funding LLC
03-12-10	0.48%	$4,998,133	$4,998,133
BTM Capital
03-04-10	0.29	3,999,066	3,999,066
Grampian Funding LLC
03-08-10	0.22	4,999,053	4,999,053
Rheingold Securitization
03-29-10	0.26	3,998,440	3,998,440
Rhein-Main Securitisation
03-08-10	0.36	1,998,180	1,998,180
03-25-10	0.25	1,999,181	1,999,181
Versailles Commercial Paper LLC 03-12-10	0.23	4,999,105	4,999,105

Total			26,991,158

Certificates of Deposit (11.2%)
Banco Santander Central Hispano
04-06-10	0.30	4,000,000	4,000,000
BNP Paribas
03-05-10	0.25	3,000,000	3,000,000
Caisse des Depots
03-12-10	0.19	4,999,261	4,999,261
Caixa Geral de Deposit
03-15-10	0.30	6,000,000	6,000,000
Commerzbank
03-22-10	0.21	5,000,000	5,000,000
Credit Industrial et Commercial
04-26-10	0.32	5,001,253	5,001,253
Dexia Bank
03-31-10	0.31	4,998,580	4,998,580
Jyske Bank
03-03-10	0.41	4,994,937	4,994,937
KBC Bank
03-29-10	0.25	5,000,000	5,000,000
Natixis
04-12-10	0.27	6,996,807	6,996,807
Raiffeisen Zentralbank Oesterreich
03-03-10	0.25	3,000,000	3,000,000
San Paolo IMI Bank Ireland
03-08-10	0.20	2,499,611	2,499,611
Unicredito Italiano
05-03-10	0.28	4,000,000	4,000,000
United Overseas Bank, New York
05-28-10	0.30	5,000,000	5,000,000

Total			64,490,449

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Commercial Paper (0.9%)
Citigroup Funding
03-11-10	0.19	4,999,103	4,999,103
Repurchase Agreements (7.7%)(i)
Barclays Capital dated 02-26-10, matures 03-01-10, repurchase price $6,958,580	0.11	6,958,516	6,958,516
Goldman Sachs dated 02-26-10, matures 03-01-10, repurchase price $15,000,225	0.18	15,000,000	15,000,000
RBS Securities dated 02-26-10, matures 03-01-10, repurchase price $22,000,807	0.44	22,000,000	22,000,000

Total			43,958,516

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $140,439,226)			$140,439,226

Total Investments in Securities
(Cost: $618,786,948)(j)			$713,528,431

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR	— American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 18.21% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $1,637,265 or 0.29% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Feb. 28, 2010 was $1,637,265, representing 0.29% of net assets. Information concerning such security holdings at Feb. 28, 2010 is as follows:

	Acquisition
Security	dates	Cost

Sino-Forest
5.00% Cv 2013	07-17-08	$1,221,000
Sino-Forest	12-11-09	164,891

(f)	At Feb. 28, 2010, security was partially or fully on loan.

(g)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(i)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Barclays Capital (0.11%)

Security description	Value (a)
Fannie Mae Discount Notes	$1,737,889
Federal Farm Credit Bank	678,721
Federal Home Loan Mtge Corp	3,006,957
Federal Natl Mtge Assn	1,674,128

Total market value of collateral securities	$7,097,695

Goldman Sachs (0.18%)

Security description	Value (a)
Banco Bilbao Vizcaya Argentaria/NY	$2,533,975
BNP Paribas	674,516
Calyon NY Branch	177,629
Credit IND Et CM NY	37,510
Dexia Credit	26,280
Intesa Sanpaolo SpA	4,029,631
Kittyhawk Funding	342,249
Landesbk Hessen Thuringen	20,002
Nordea Bank	653,985
Royal Bank of Canada	687,500
Royal Bank of Scotland	47,500
Sanpaolo IMI SpA/New York	52,482
Standard Chrtrd Bank	3,875,000
Sumitomo Mitsui Banking Corp/New York	2,375,000
Svenska Handelsbanken/New York NY	23,750
UBS AG Stamford Bran	192,991

Total market value of collateral securities	$15,750,000

RBS Securities (0.44%)

Security description	Value (a)
ACE Securities Corp	$141,910
Aegis Asset Backed Securities Trust	185,345
Ameriquest Mtge Securities Inc	211,175
Amortizing Residential Collateral Trust	378,329
Capital One Multi-Asset Execution Trust	1,295,585
Citibank Omni Master Trust	49,397
First Franklin Mtge Loan Asset Backed Certificates	419,241
Freddie Mac Gold Pool	14,796,724
GE Business Loan Trust	630,704
Green Tree Mtge Loan Trust	243,269
Greenwich Capital Commercial Funding Corp	1,339,594
GS Mtge Securities Corp II	419,005
HFC Home Equity Loan Asset Backed Certificates	1,051,654
Household Credit Card Master Note Trust I	1,236,502
Petra CRE CDO	168,768
Wells Fargo Home Equity Trust	97,784

Total market value of collateral securities	$22,664,986

(j)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $618,787,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$133,710,000
Unrealized depreciation	(38,969,000)

Net unrealized appreciation	$94,741,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Nov. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$559,673,642	$—	$—	$559,673,642

Total Equity Securities	559,673,642	—	—	559,673,642

Bonds
Corporate Debt Securities	—	6,569,635	—	6,569,635

Total Bonds	—	6,569,635	—	6,569,635

Other
Affiliated Money Market Fund(b)	6,845,928	—	—	6,845,928
Investments of Cash Collateral Received for Securities on Loan(c)	—	140,439,226	—	140,439,226

Total Other	6,845,928	140,439,226	—	147,285,154

Total	$566,519,570	$147,008,861	$—	$713,528,431

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners Select Value Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investment in Securities
Common Stocks (97.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
Goodrich	52,306		$3,432,843

Airlines (2.0%)
AMR	75,876	(b)	697,300
Continental Airlines Cl B	62,901	(b,d)	1,299,535
Delta Air Lines	162,145	(b)	2,094,914
UAL	47,423	(b,d)	813,304
US Airways Group	131,226	(b,d)	961,887

Total			5,866,940

Auto Components (0.8%)
Goodyear Tire & Rubber	187,122	(b)	2,430,715

Automobiles (0.2%)
Ford Motor	44,730	(b)	525,130

Capital Markets (1.2%)
Artio Global Investors	30,726		749,100
Invesco	142,680		2,796,528

Total			3,545,628

Chemicals (5.0%)
Agrium	32,323	(c)	2,092,914
Eastman Chemical	81,866	(d)	4,875,121
Lubrizol	50,081		3,956,900
PPG Inds	56,830		3,497,318

Total			14,422,253

Commercial Services & Supplies (0.9%)
Ritchie Bros Auctioneers	128,901	(c,d)	2,703,054

Communications Equipment (1.1%)
Brocade Communications Systems	530,202	(b)	3,085,776

Construction & Engineering (2.3%)
Chicago Bridge & Iron	81,054	(b,c)	1,758,061
Fluor	26,880		1,150,464
Foster Wheeler	49,604	(b)	1,220,754
Insituform Technologies Cl A	17,207	(b,d)	422,604
Jacobs Engineering Group	28,877	(b)	1,120,428
KBR	52,276		1,082,636

Total			6,754,947

Construction Materials (0.6%)
CEMEX ADR	185,357	(b,c)	1,772,013

Issuer	Shares		Value(a)
Distributors (0.5%)
Genuine Parts	34,527		1,393,510

Diversified Financial Services (0.4%)
PICO Holdings	32,163	(b)	1,094,829

Diversified Telecommunication Services (3.3%)
CenturyTel	109,851		3,764,594
Qwest Communications Intl	842,348		3,841,106
Windstream	200,482		2,030,883

Total			9,636,583

Electric Utilities (2.3%)
Allegheny Energy	104,680		2,371,002
Pepco Holdings	184,915	(d)	3,110,270
Pinnacle West Capital	30,592		1,113,855

Total			6,595,127

Electrical Equipment (4.2%)
AO Smith	48,454		2,194,966
Cooper Inds Cl A	171,444		7,776,700
Rockwell Automation	39,863		2,156,190

Total			12,127,856

Electronic Equipment, Instruments & Components (2.4%)
Agilent Technologies	100,547	(b)	3,163,209
Avnet	31,463	(b)	868,693
Celestica	269,059	(b,c)	2,755,164

Total			6,787,066

Energy Equipment & Services (3.0%)
Cameron Intl	36,349	(b)	1,495,034
Noble	52,923	(c)	2,236,526
Smith Intl	69,700		2,857,004
Transocean	24,093	(b,c)	1,923,103

Total			8,511,667

Gas Utilities (1.2%)
EQT	35,986		1,574,747
Questar	41,806		1,755,434

Total			3,330,181

Health Care Equipment & Supplies (0.9%)
Hospira	51,086	(b)	2,673,330

Health Care Providers & Services (0.4%)
Universal Health Services Cl B	38,862		1,205,499

Hotels, Restaurants & Leisure (0.6%)
Penn Natl Gaming	37,741	(b)	873,327
Royal Caribbean Cruises	33,681	(b,d)	952,162

Total			1,825,489

Household Durables (1.6%)
DR Horton	92,779		1,146,748
KB Home	35,899		584,436
Mohawk Inds	32,684	(b)	1,685,841
Pulte Homes	113,705	(b,d)	1,231,425

Total			4,648,450

Issuer	Shares		Value(a)

Industrial Conglomerates (0.8%)
McDermott Intl	95,249	(b)	2,176,440

Insurance (12.2%)
Aon	43,595		1,784,779
Arch Capital Group	14,767	(b,c)	1,092,463
Assurant	86,451		2,638,485
Axis Capital Holdings	97,550	(c)	3,067,948
Everest Re Group	62,875	(c)	5,370,783
Lincoln Natl	108,169		2,723,695
PartnerRe	71,623	(c)	5,701,907
Transatlantic Holdings	32,332		1,606,900
Willis Group Holdings	72,267	(c,d)	2,152,111
XL Capital Cl A	511,072	(c)	9,337,284

Total			35,476,355

IT Services (0.6%)
Computer Sciences	32,046	(b)	1,659,662

Leisure Equipment & Products (0.9%)
Hasbro	71,084		2,543,386

Life Sciences Tools & Services (1.7%)
Covance	42,685	(b,d)	2,416,825
Life Technologies	48,489	(b)	2,461,301

Total			4,878,126

Machinery (5.6%)
AGCO	51,559	(b,d)	1,765,896
Eaton	77,698		5,292,788
Ingersoll-Rand	82,231	(c)	2,623,991
Manitowoc	144,988		1,690,560
Parker Hannifin	41,616		2,509,861
Stanley Works	41,293	(d)	2,364,024

Total			16,247,120

Media (1.8%)
Natl CineMedia	147,451		2,372,487
Regal Entertainment Group Cl A	180,654		2,698,970

Total			5,071,457

Metals & Mining (3.6%)
Freeport-McMoRan Copper & Gold	50,120		3,767,019
Nucor	61,367		2,540,594
Steel Dynamics	94,138		1,537,274
United States Steel	48,960	(d)	2,591,942

Total			10,436,829

Multiline Retail (1.3%)
Macy’s	195,624		3,746,200

Multi-Utilities (3.1%)
DTE Energy	47,094		2,044,821
Sempra Energy	77,994		3,834,966
Wisconsin Energy	61,673	(d)	2,986,823

Total			8,866,610

Issuer	Shares		Value(a)

Oil, Gas & Consumable Fuels (5.8%)
Alpha Natural Resources	43,146	(b)	1,985,147
El Paso	122,093		1,278,314
Enbridge	125,819	(c)	5,571,264
Newfield Exploration	40,903	(b)	2,088,916
Pioneer Natural Resources	39,667		1,850,466
Southwestern Energy	27,547	(b)	1,172,125
Sunoco	37,686		993,780
Ultra Petroleum	17,628	(b)	806,128
Valero Energy	70,230		1,230,430

Total			16,976,570

Pharmaceuticals (5.1%)
Forest Laboratories	103,776	(b)	3,100,827
King Pharmaceuticals	175,554	(b)	1,974,983
Mylan	446,165	(b,d)	9,521,160

Total			14,596,970

Real Estate Investment Trusts (REITs) (4.4%)
AvalonBay Communities	26,794		2,181,567
Boston Properties	16,120		1,095,032
Equity Residential	76,194		2,749,079
Pebblebrook Hotel Trust	32,323	(b)	654,864
ProLogis	112,991	(d)	1,456,454
Rayonier	63,829		2,653,372
Ventas	42,307		1,869,546

Total			12,659,914

Real Estate Management & Development (0.5%)
St. Joe	53,466	(b,d)	1,470,315

Road & Rail (1.9%)
CSX	47,107		2,235,698
Kansas City Southern	94,592	(b)	3,244,506

Total			5,480,204

Semiconductors & Semiconductor Equipment (2.9%)
LSI	722,130	(b)	3,892,281
Maxim Integrated Products	169,583		3,140,677
Microchip Technology	47,851	(d)	1,294,848

Total			8,327,806

Software (3.3%)
Adobe Systems	69,208	(b)	2,398,057
Autodesk	95,052	(b)	2,650,050
BMC Software	76,263	(b)	2,809,529
Check Point Software Technologies	46,905	(b,c)	1,529,103

Total			9,386,739

Specialty Retail (1.2%)
Abercrombie & Fitch Cl A	62,257		2,267,400
Bed Bath & Beyond	25,670	(b)	1,068,129

Total			3,335,529

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (1.1%)
VF	39,755		3,076,242

Tobacco (2.7%)
Lorillard	107,857		7,877,875

Trading Companies & Distributors (0.7%)
WW Grainger	18,579		1,888,555

Wireless Telecommunication Services (0.3%)
Sprint Nextel	287,648	(b)	957,868

Total Common Stocks (Cost: $265,520,070)			$281,505,658

Money Market Fund (2.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	6,813,585	(e)	$6,813,585

Total Money Market Fund (Cost: $6,813,585)			$6,813,585

Investments of Cash Collateral Received for Securities on Loan (11.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	33,400,424	$33,400,424

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,400,424)		$33,400,424

Total Investments in Securities (Cost: $305,734,079)(f)		$321,719,667

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR	— American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 17.91% of net assets.

(d)	At Feb. 28, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(f)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $305,734,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,524,000
Unrealized depreciation	(5,538,000)

Net unrealized appreciation	$15,986,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as
Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Nov. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$281,505,658	$—	$—	$281,505,658

Total Equity Securities	281,505,658	—	—	281,505,658

Other
Affiliated Money Market Fund(b)	6,813,585	—	—	6,813,585
Investments of Cash Collateral Received for Securities on Loan(c)	33,400,424	—	—	33,400,424

Total Other	40,214,009	—	—	40,214,009

Total	$321,719,667	$—	$—	$321,719,667

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners Small Cap Equity Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.5%)
Cubic	97,006		$3,345,737

Airlines (8.8%)
Continental Airlines Cl B	280,000	(b,d)	5,784,800
Delta Air Lines	460,000	(b,d)	5,943,200

Total			11,728,000

Beverages (2.5%)
Central European Distribution	100,000	(b,d)	3,335,000

Chemicals (2.2%)
Minerals Technologies	60,000		2,929,800

Commercial Services & Supplies (4.7%)
Brink’s	90,000		2,293,200
Waste Connections	117,800	(b)	3,960,436

Total			6,253,636

Communications Equipment (3.4%)
F5 Networks	80,000	(b)	4,464,000

Construction & Engineering (2.3%)
Shaw Group	90,000	(b)	3,123,000

Containers & Packaging (2.0%)
Owens-Illinois	90,000	(b)	2,667,600

Diversified Consumer Services (1.8%)
Sotheby’s	100,000		2,430,000

Electrical Equipment (7.0%)
Belden	150,000		3,177,000
EnerSys	120,000	(b)	2,734,800
Thomas & Betts	95,000	(b)	3,429,500

Total			9,341,300

Energy Equipment & Services (4.0%)
Exterran Holdings	165,000	(b,d)	3,753,750
TETRA Technologies	150,000	(b)	1,512,000

Total			5,265,750

Food Products (2.7%)
Smithfield Foods	210,000	(b)	3,614,100

Health Care Equipment & Supplies (2.8%)
Analogic	90,000		3,717,000

Issuer	Shares		Value(a)
Health Care Providers & Services (2.7%)
Select Medical Holdings	63,930	(b)	523,587
WellCare Health Plans	115,000	(b)	3,070,500

Total			3,594,087

Health Care Technology (2.5%)
Eclipsys	180,000	(b,d)	3,349,800

Hotels, Restaurants & Leisure (4.7%)
Penn Natl Gaming	100,000	(b)	2,314,000
Texas Roadhouse	290,100	(b)	3,896,043

Total			6,210,043

Insurance (15.0%)
Aspen Insurance Holdings	125,000	(c)	3,532,500
Endurance Specialty Holdings	90,000	(c)	3,461,400
Hanover Insurance Group	80,000	(d)	3,372,000
Infinity Property & Casualty	75,000		3,056,250
Lincoln Natl	150,000		3,776,999
WR Berkley	110,000		2,831,400

Total			20,030,549

IT Services (2.2%)
CACI Intl Cl A	59,784	(b,d)	2,962,895

Machinery (4.7%)
Mueller Inds	140,000		3,133,200
Navistar Intl	80,000	(b)	3,132,800

Total			6,266,000

Multiline Retail (1.0%)
Fred’s Cl A	130,000		1,345,500

Personal Products (2.3%)
Herbalife	75,000	(c)	3,003,750

Professional Services (1.3%)
School Specialty	78,900	(b)	1,684,515

Semiconductors & Semiconductor Equipment (8.3%)
Cypress Semiconductor	289,989	(b)	3,433,470
ON Semiconductor	500,000	(b)	3,980,000
Varian Semiconductor Equipment Associates	120,000	(b)	3,609,600

Total			11,023,070

Software (4.9%)
Lawson Software	470,000	(b)	2,829,400
Quest Software	220,000	(b)	3,707,000

Total			6,536,400

Transportation Infrastructure (3.7%)
Aegean Marine Petroleum Network	170,000	(c,d)	4,872,200

Total Common Stocks (Cost: $118,278,480)			$133,093,732

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	97,492	(e)	$97,492

Total Money Market Fund (Cost: $97,492)			$97,492

Investments of Cash Collateral Received for Securities on Loan (11.3%)

	Shares	Value(a)
JPMorgan Prime Money Market Fund	15,082,304	$15,082,304

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $15,082,304)		$15,082,304

Total Investments in Securities (Cost: $133,458,276)(f)		$148,273,528

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 11.18% of net assets.

(d)	At Feb. 28, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(f)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $133,458,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,502,000
Unrealized depreciation	(3,686,000)

Net unrealized appreciation	$14,816,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Nov. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$133,093,732	$—	$—	$133,093,732

Total Equity Securities	133,093,732	—	—	133,093,732

Other
Affiliated Money Market Fund(b)	97,492	—	—	97,492
Investments of Cash Collateral Received for Securities on Loan(c)	15,082,304	—	—	15,082,304

Total Other	15,179,796	—	—	15,179,796

Total	$148,273,528	$—	$—	$148,273,528

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners Small Cap Value Fund
Feb. 28, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (90.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.6%)
AAR	17,187	(b,d)	$389,801
Hexcel	108,500	(b,d)	1,195,670
Moog Cl A	10,705	(b)	363,542
Triumph Group	8,490		444,367

Total			2,393,380

Air Freight & Logistics (0.4%)
Forward Air	65,500	(d)	1,602,130

Airlines (2.2%)
Air France-KLM ADR	286,770	(b,c)	3,799,702
JetBlue Airways	711,625	(b,d)	3,757,380
SkyWest	30,675		452,763
US Airways Group	75,609	(b)	554,214

Total			8,564,059

Auto Components (4.0%)
American Axle & Mfg Holdings	372,000	(b)	3,649,320
ArvinMeritor	44,371	(b)	517,366
Cooper Tire & Rubber	101,800	(d)	1,785,572
Dana Holding	417,619	(b,d)	4,748,328
Dorman Products	8,962	(b,d)	161,764
Gentex	230,800	(d)	4,479,828
Tenneco	26,590	(b)	536,054

Total			15,878,232

Automobiles (0.4%)
Thor Inds	48,000		1,628,640

Building Products (1.3%)
Ameron Intl	6,000		413,220
Gibraltar Inds	109,000	(b,d)	1,273,120
Simpson Mfg	118,800		2,920,104
Universal Forest Products	11,765		414,599

Total			5,021,043

Capital Markets (0.7%)
Cohen & Steers	15,633		340,174
Hercules Technology Growth Capital	14,793		145,563
KBW	14,470	(b)	343,807
Raymond James Financial	60,000	(d)	1,551,600
Stifel Financial	6,470	(b,d)	353,909

Total			2,735,053

Issuer	Shares		Value(a)
Chemicals (1.8%)
Arch Chemicals	9,430	(d)	291,104
HB Fuller	23,865		500,926
Innophos Holdings	20,572		477,682
Koppers Holdings	11,780		327,484
Minerals Technologies	10,690		521,993
NewMarket	3,962	(d)	352,816
OM Group	14,087	(b)	484,875
PolyOne	496,000	(b,d)	3,943,200

Total			6,900,080

Commercial Banks (4.9%)
Associated Banc-Corp	111,000	(d)	1,433,010
Bank of the Ozarks	15,879	(d)	487,803
Cathay General Bancorp	235,500	(d)	2,291,415
Columbia Banking System	16,890	(d)	345,569
Community Bank System	26,603		596,173
CVB Financial	253,015	(d)	2,353,039
First Bancorp	1,558	(d)	21,999
First Financial Bancorp	29,971	(d)	556,262
First Financial Bankshares	8,270		432,935
FirstMerit	17,529		370,563
Home BancShares	11,510		279,463
Independent Bank MA	9,360	(d)	230,069
Intl Bancshares	99,960	(d)	2,119,152
Natl Penn Bancshares	61,770		425,595
NBT Bancorp	7,700		163,548
Northrim BanCorp	3,605	(d)	57,356
Park Natl	5,320	(d)	283,822
Prosperity Bancshares	13,660	(d)	571,398
Santander BanCorp	2,595	(b,c)	31,685
Signature Bank	11,260	(b)	419,210
Susquehanna Bancshares	59,994	(d)	500,950
Synovus Financial	381,900	(d)	1,088,415
Trustmark	25,550	(d)	582,540
United Community Banks	236,300	(b)	980,645
Washington Trust Bancorp	1,254	(d)	21,356
Zions Bancorporation	139,000	(d)	2,577,059

Total			19,221,031

Commercial Services & Supplies (2.2%)
ACCO Brands	36,317	(b,d)	260,393
ATC Technology	54,500	(b,d)	1,221,345
Copart	73,500	(b)	2,622,480
KAR Auction Services	77,500	(b)	1,038,500
McGrath RentCorp	5,500		131,560
Mine Safety Appliances	10,870		275,989
Schawk	122,000	(d)	1,599,420
United Stationers	26,580	(b,d)	1,517,984

Total			8,667,671

Communications Equipment (2.2%)
3Com	521,700	(b)	3,980,571
ARRIS Group	37,499	(b)	386,990
NETGEAR	26,940	(b)	682,929
Plantronics	87,000	(d)	2,473,410
Sierra Wireless	25,120	(b,c)	207,240
Sycamore Networks	17,188	(d)	331,041

Issuer	Shares		Value(a)
Tekelec	27,345	(b)	451,739

Total			8,513,920

Computers & Peripherals (1.6%)
Avid Technology	142,000	(b,d)	1,909,900
Diebold	76,400	(d)	2,212,544
Electronics for Imaging	166,000	(b)	1,968,760

Total			6,091,204

Construction & Engineering (1.8%)
Comfort Systems USA	150,110	(d)	1,759,289
Dycom Inds	36,069	(b)	325,703
Insituform Technologies Cl A	138,400	(b,d)	3,399,104
Layne Christensen	6,138	(b)	169,286
Pike Electric	175,500	(b,d)	1,477,710

Total			7,131,092

Consumer Finance (0.3%)
Cash America Intl	11,813	(d)	452,792
World Acceptance	19,100	(b,d)	798,189

Total			1,250,981

Containers & Packaging (0.1%)
Boise	89,476	(b)	425,011

Distributors (0.2%)
Audiovox Cl A	62,200	(b,d)	449,084
Core-Mark Holding	5,516	(b,d)	176,733

Total			625,817

Diversified Telecommunication Services (0.3%)
General Communication Cl A	167,500	(b,d)	919,575
Global Crossing	14,720	(b,c)	209,760

Total			1,129,335

Electric Utilities (2.9%)
El Paso Electric	81,193	(b,d)	1,633,603
Empire District Electric	23,269	(d)	416,748
NV Energy	200,000		2,222,000
Pinnacle West Capital	82,613		3,007,939
PNM Resources	140,000	(d)	1,710,800
UIL Holdings	10,867	(d)	298,625
Unisource Energy	13,170		383,774
Westar Energy	71,500	(d)	1,530,100

Total			11,203,589

Electrical Equipment (1.6%)
AMETEK	46,500		1,815,360
Brady Cl A	15,529		435,123
Canadian Solar	13,510	(b,c)	258,311
EnerSys	23,627	(b)	538,459
Regal-Beloit	59,100	(d)	3,334,422

Total			6,381,675

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (8.0%)
Celestica	361,229	(b,c)	3,698,985
Cognex	188,500	(d)	3,562,650
Coherent	63,167	(b,d)	2,008,079
FARO Technologies	52,600	(b,d)	1,259,244
Jabil Circuit	63,500		963,295
Littelfuse	123,000	(b,d)	4,377,570
Measurement Specialties	4,880	(b)	69,198
Mercury Computer Systems	128,000	(b,d)	1,564,160
Plexus	183,760	(b,d)	6,337,883
Rofin-Sinar Technologies	18,979	(b)	388,880
Sanmina-SCI	28,280	(b,d)	467,751
ScanSource	12,306	(b)	319,956
Vishay Intertechnology	616,900	(b,d)	6,323,226

Total			31,340,877

Energy Equipment & Services (1.0%)
Bristow Group	14,111	(b,d)	510,959
Complete Production Services	20,131	(b,d)	281,029
Oceaneering International	24,000	(b,d)	1,450,800
TETRA Technologies	172,632	(b,d)	1,740,131

Total			3,982,919

Food & Staples Retailing (0.1%)
Pantry	22,502	(b)	294,776

Food Products (1.4%)
Cal-Maine Foods	15,610		500,457
Chiquita Brands Intl	32,700	(b,d)	476,112
Flowers Foods	63,000	(d)	1,605,870
Hain Celestial Group	21,064	(b)	334,286
J&J Snack Foods	25,500	(d)	1,089,105
Ralcorp Holdings	25,000	(b)	1,670,249

Total			5,676,079

Gas Utilities (0.4%)
Laclede Group	10,655		349,377
Piedmont Natural Gas	10,970		283,355
South Jersey Inds	10,950		436,577
Southwest Gas	17,473		499,378

Total			1,568,687

Health Care Equipment & Supplies (1.1%)
Analogic	6,880		284,144
AngioDynamics	17,105	(b)	278,127
Conmed	11,041	(b)	241,577
Cooper Companies	49,000	(d)	1,962,940
ICU Medical	24,000	(b,d)	824,880
Invacare	20,524	(d)	559,895
Wright Medical Group	17,860	(b)	300,941

Total			4,452,504

Health Care Providers & Services (1.6%)
Amedisys	25,500	(b,d)	1,470,075
AMN Healthcare Services	211,000	(b,d)	1,945,420
Chemed	36,780	(d)	1,969,937
HealthSpring	24,986	(b)	459,992

Issuer	Shares		Value(a)
Psychiatric Solutions	14,840	(b)	318,318
U.S. Physical Therapy	1,813	(b)	29,733

Total			6,193,475

Hotels, Restaurants & Leisure (3.0%)
Ameristar Casinos	93,900	(d)	1,416,951
Burger King Holdings	118,000	(d)	2,111,020
CKE Restaurants	76,500		869,805
Frisch’s Restaurants	705		17,202
Lodgian	427,048	(b)	1,059,079
Orient-Express Hotels Series A	41,910	(b,c,d)	479,031
Papa John’s Intl	39,500	(b)	964,195
Royal Caribbean Cruises	153,000	(b,d)	4,325,310
Ruby Tuesday	48,254	(b,d)	390,375

Total			11,632,968

Household Durables (1.1%)
Whirlpool	53,500	(d)	4,502,560

Independent Power Producers & Energy Traders (0.7%)
RRI Energy	625,000	(b,d)	2,656,250

Insurance (5.6%)
American Natl Insurance	27,300	(d)	2,963,142
American Physicians Capital	4,433	(d)	125,986
American Physicians Service Group	22,911	(d)	537,721
Amerisafe	7,986	(b,d)	137,439
AmTrust Financial Services	18,860	(d)	267,246
Argo Group Intl Holdings	13,550	(c,d)	377,097
Baldwin & Lyons Cl B	1,040	(d)	25,147
CNA Surety	13,899	(b,d)	224,052
Conseco	94,550	(b)	470,859
Delphi Financial Group Cl A	22,188	(d)	473,270
EMC Insurance Group	6,887	(d)	139,531
FBL Financial Group Cl A	9,992	(d)	203,037
FPIC Insurance Group	11,009	(b,d)	405,902
Harleysville Group	2,991	(d)	100,348
Hilltop Holdings	23,900	(b)	285,844
Horace Mann Educators	116,000		1,559,040
Infinity Property & Casualty	9,785	(d)	398,739
Kansas City Life Insurance	518	(d)	15,172
Natl Interstate	13,994	(d)	245,175
NYMAGIC	3,800	(d)	60,306
Platinum Underwriters Holdings	100,000	(c,d)	3,739,000
Safety Insurance Group	3,063	(d)	113,760
Selective Insurance Group	137,603	(d)	2,230,545
Torchmark	59,100	(d)	2,748,150
Validus Holdings	161,857	(c)	4,530,377

Total			22,376,885

Internet Software & Services (0.5%)
DealerTrack Holdings	105,500	(b,d)	1,500,210
ValueClick	53,610	(b)	508,759

Total			2,008,969

Issuer	Shares		Value(a)
IT Services (1.8%)
MAXIMUS	57,900	(d)	3,333,882
Unisys	25,000	(b,d)	872,750
VeriFone Holdings	142,500	(b,d)	2,750,250

Total			6,956,882

Leisure Equipment & Products (1.0%)
Brunswick	162,000	(d)	1,869,480
Head	755,200	(b,c)	475,776
RC2	100,000	(b,d)	1,411,000

Total			3,756,256

Life Sciences Tools & Services (1.4%)
Bio-Rad Laboratories Cl A	15,000	(b,d)	1,400,850
Charles River Laboratories Intl	49,000	(b,d)	1,858,080
Covance, Inc.	38,000	(b,d)	2,151,560

Total			5,410,490

Machinery (3.6%)
Actuant Cl A	26,098	(d)	472,635
Alamo Group	1,621		28,870
Altra Holdings	8,700	(b)	100,485
Harsco	62,600		1,879,252
Kaydon	12,720		413,400
Lindsay	12,330		453,867
Mueller Inds	22,360		500,417
Oshkosh	128,500	(b)	4,898,420
Robbins & Myers	21,290		514,579
Sun Hydraulics	9,233	(d)	223,346
Terex	166,500	(b,d)	3,241,755
Wabtec	37,000	(d)	1,411,180

Total			14,138,206

Media (2.5%)
Ascent Media	2,231	(b,d)	58,006
Belo Cl A	56,930		383,139
John Wiley & Sons Cl A	37,500	(d)	1,574,250
Natl CineMedia	15,060		242,315
Valassis Communications	295,300	(b,d)	7,565,586

Total			9,823,296

Metals & Mining (0.6%)
Rubicon Minerals	47,100	(b,c,d)	203,001
Stillwater Mining	195,489	(b,d)	2,218,800

Total			2,421,801

Multiline Retail (1.5%)
99 Cents Only Stores	33,526	(b)	553,179
Dillard’s Cl A	324,600	(d)	5,476,002

Total			6,029,181

Multi-Utilities (0.3%)
Black Hills	20,992	(d)	585,047
NorthWestern	21,302	(d)	533,615

Total			1,118,662

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (3.1%)
Adams Resources & Energy	508		10,815
Berry Petroleum Cl A	17,790	(d)	476,772
Energy Partners	72,800	(b)	733,096
EXCO Resources	169,800	(d)	3,210,919
Intl Coal Group	113,529	(b)	494,986
Overseas Shipholding Group	11,930		530,766
Patriot Coal	30,440	(b,d)	507,130
Penn Virginia	22,870		578,611
Rosetta Resources	22,510	(b)	421,612
Stone Energy	56,503	(b,d)	963,376
Tesoro	90,000	(d)	1,072,800
USEC	605,638	(b,d)	2,640,582
World Fuel Services	14,820		391,544

Total			12,033,009

Paper & Forest Products (0.9%)
Glatfelter	129,697	(d)	1,750,910
Louisiana-Pacific	131,143	(b,d)	997,998
Neenah Paper	64,000	(d)	906,880

Total			3,655,788

Personal Products (0.6%)
NBTY	50,700	(b)	2,301,780

Pharmaceuticals (0.1%)
ViroPharma	35,829	(b,d)	446,429

Professional Services (3.0%)
Administaff	69,500	(d)	1,252,390
CoStar Group	9,440	(b,d)	371,464
FTI Consulting	47,000	(b,d)	1,726,780
Heidrick & Struggles International	35,888	(d)	967,899
Huron Consulting Group	13,890	(b)	328,915
Korn/Ferry Intl	219,129	(b,d)	3,742,724
Navigant Consulting	28,560	(b)	332,153
Resources Connection	91,500	(b,d)	1,559,160
School Specialty	77,500	(b,d)	1,654,625

Total			11,936,110

Real Estate Investment Trusts (REITs) (1.8%)
Anworth Mtge Asset	51,790		350,100
BioMed Realty Trust	33,670	(d)	520,202
BRE Properties Cl A	17,710	(d)	597,004
DCT Industrial Trust	91,523	(d)	450,293
Douglas Emmett	30,963	(d)	436,269
EastGroup Properties	10,264		368,478
Entertainment Properties Trust	13,210		504,886
Equity Lifestyle Properties	8,750		435,225
Extra Space Storage	29,840		336,595
Franklin Street Properties	35,341		458,373
Home Properties	10,770	(d)	493,266
Medical Properties Trust	48,270		496,698
Natl Retail Properties	21,507	(d)	456,379
Omega Healthcare Investors	22,180		420,755
Sovran Self Storage	12,540	(d)	397,894

Issuer	Shares		Value(a)
Tanger Factory Outlet Centers	11,090	(d)	462,120

Total			7,184,537

Real Estate Management & Development (1.1%)
Altisource Portfolio Solutions	10,660	(b,c)	275,774
MI Developments Cl A	323,500	(c)	4,037,280

Total			4,313,054

Road & Rail (0.5%)
Arkansas Best	13,613		357,205
Landstar System	36,500		1,455,985

Total			1,813,190

Semiconductors & Semiconductor Equipment (5.3%)
ATMI	78,500	(b,d)	1,321,940
Brooks Automation	385,900	(b,d)	3,334,176
Cabot Microelectronics	14,781	(b,d)	523,247
Entegris	475,000	(b)	2,128,000
Fairchild Semiconductor Intl	35,290	(b,d)	364,193
FEI	16,686	(b)	355,078
Integrated Silicon Solution	351,148	(b,d)	2,882,925
Micron Technology	250,000	(b,d)	2,265,000
Semiconductor Mfg Intl ADR	1,196,800	(b,c,d)	6,211,392
Standard Microsystems	15,598	(b,d)	304,473
Varian Semiconductor Equipment Associates	51,000	(b,d)	1,534,080

Total			21,224,504

Software (1.3%)
Ariba	29,220	(b)	350,932
JDA Software Group	16,963	(b)	480,053
Mentor Graphics	330,800	(b,d)	2,752,256
Net 1 UEPS Technologies	21,104	(b,c)	372,486
Solera Holdings	28,000	(d)	956,480

Total			4,912,207

Specialty Retail (4.6%)
Aaron’s	75,590	(d)	2,242,755
Borders Group	393,070	(b)	558,159
Cabela’s	226,800	(b,d)	3,506,328
Children’s Place Retail Stores	10,770	(b)	411,522
Genesco	12,072	(b,d)	288,883
Group 1 Automotive	64,500	(b,d)	1,791,165
Gymboree	40,000	(b,d)	1,740,000
Jos A Bank Clothiers	9,530	(b)	426,277
MarineMax	21,900	(b)	231,702
Men’s Wearhouse	204,600	(d)	4,370,256
OfficeMax	125,730	(b,d)	2,007,908
Sonic Automotive Cl A	40,330	(b)	415,399

Total			17,990,354

Textiles, Apparel & Luxury Goods (0.7%)
Deckers Outdoor	3,810	(b,d)	457,962
Timberland Cl A	20,257	(b)	374,552
UniFirst	7,180		377,381
Volcom	88,500	(b,d)	1,428,390

Total			2,638,285

Issuer	Shares		Value(a)
Thrifts & Mortgage Finance (0.3%)
Brookline Bancorp	49,515		509,015
Flushing Financial	11,860	(d)	150,503
NewAlliance Bancshares	35,291		422,786
Trustco Bank NY	35,440		214,412

Total			1,296,716

Tobacco (0.1%)
Universal	9,155	(d)	485,673

Trading Companies & Distributors (0.2%)
GATX	17,388	(d)	463,391
Huttig Building Products	292,560	(b)	226,734
Textainer Group Holdings	1,716	(c,d)	35,435

Total			725,560

Transportation Infrastructure (—%)
CAI Intl	3,173	(b)	31,318

Wireless Telecommunication Services (0.1%)
Syniverse Holdings	25,650	(b)	431,433

Total Common Stocks (Cost: $332,579,821)			$355,125,613

Money Market Fund (9.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	37,678,398	(f)	$37,678,398

Total Money Market Fund (Cost: $37,678,398)			$37,678,398

Investments of Cash Collateral Received for Securities on Loan (26.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.1%)
BTM Capital
03-04-10	0.29%	$3,999,066	$3,999,066
Elysian Funding LLC
04-15-10	0.55	4,993,430	4,993,430
Rheingold Securitization
03-29-10	0.26	2,998,830	2,998,830
Scaldis Capital LLC
03-08-10	0.18	3,999,360	3,999,360

Total			15,990,686

Certificates of Deposit (13.8%)
Banco Bilbao Viz Argentaria, London
03-01-10	0.14	4,000,000	4,000,000
Banco Santander Central Hispano
04-06-10	0.30	5,000,000	5,000,000
Caisse des Depots
03-12-10	0.19	4,999,261	4,999,261
Caixa Geral de Deposit
03-15-10	0.30	4,000,000	4,000,000
Credit Agricole
03-01-10	0.15	4,000,000	4,000,000
Den Danske Bank
03-01-10	0.20	4,000,000	4,000,000
Dexia Bank
03-31-10	0.31	3,998,864	3,998,864
Natixis
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-19-10	0.27	2,000,000	2,000,000
Raiffeisen Zentralbank Oesterreich
03-03-10	0.25	5,000,000	5,000,000
San Paolo IMI Bank Ireland
03-08-10	0.20	2,499,611	2,499,611
Skandinaviska Enskilda Banken
03-05-10	0.22	4,999,786	4,999,786

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Sumitomo Mitsui Banking
04-22-10	0.27	2,000,000	2,000,000
Unicredit BK
04-06-10	0.30	3,000,000	3,000,000

Total			54,497,522

Commercial Paper (0.8%)
Citigroup Funding
03-05-10	0.19	2,999,446	2,999,446
Repurchase Agreements (7.6%)(e)
Barclays Capital dated 02-26-10, matures 03-01-10 repurchase price
$9,668,856	0.11	9,668,767	9,668,767
$2,000,048	0.29	2,000,000	2,000,000
Goldman Sachs dated 02-26-10, matures 03-01-10 repurchase price
$5,000,075	0.18	5,000,000	5,000,000
RBS Securities dated 02-26-10, matures 03-01-10 repurchase price
$13,000,477	0.44	13,000,000	13,000,000

Total			29,668,767

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $103,156,421)			$103,156,421

Total Investments in Securities
(Cost: $473,414,640)(g)			$495,960,432

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 7.37% of net assets.

(d)	At Feb. 28, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Barclays Capital (0.11%)

Security description	Value (a)

Fannie Mae Discount Notes	$2,414,775
Federal Farm Credit Bank	943,075
Federal Home Loan Mtge Corp	4,178,127
Federal National Mtge Association	2,326,178

Total market value of collateral securities	$9,862,155

Barclays Capital (0.29%)

Security description	Value (a)

Fannie Mae Pool	$1,545,586
Freddie Mac Gold Pool	494,414

Total market value of collateral securities	$2,040,000

Goldman Sachs (0.18%)

Security description	Value (a)

Banco Bilbao Vizcaya Argentaria/NY	$844,658
BNP Paribas	224,839
Calyon Bank	59,210
Credit Industrial et Commercial	12,503
Dexia Credit Local	8,760
Intesa Sanpaolo SpA	1,343,210
Kittyhawk Funding Corp	114,083
Landesbank Hessen Thuringen	6,667
Nordea Bank	217,995
Royal Bank of Canada/New York NY	229,167
Royal Bank of Scotland PLC/Greenwich CT	15,833
Sanpaolo IMI SpA/New York	17,494
Standard Chartered Bank	1,291,667
Sumitomo Mitsui Banking Corp/New York	791,667
Svenska Handelsbanken/New York NY	7,917
UBS AG Stamford	64,330

Total market value of collateral securities	$5,250,000

RBS Securities (0.44%)

Security description	Value (a)

ACE Securities Corp	$83,856
Aegis Asset Backed Securities Trust	109,522
Ameriquest Mtge Securities Inc	124,785
Amortizing Residential Collateral Trust	223,558
Capital One Multi-Asset Execution Trust	765,573
Citibank Omni Master Trust	29,189
First Franklin Mtge Loan Asset Backed Certificates	247,733
Freddie Mac Gold Pool	8,743,519
GE Business Loan Trust	372,689
Green Tree Mtge Loan Trust	143,750
Greenwich Capital Commercial Funding Corp	791,578
GS Mtge Securities Corp II	247,594
HFC Home Equity Loan Asset Backed Certificates	621,432
Household Credit Card Master Note Trust I	730,660
Petra CRE CDO Ltd	99,726
Wells Fargo Home Equity Trust	57,782

Total market value of collateral securities	$13,392,946

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.

(g)	At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $473,415,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$61,187,000
Unrealized depreciation	(38,642,000)

Net unrealized appreciation	$22,545,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Nov. 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Feb. 28, 2010:

	Fair value at Feb. 28, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$355,125,613	$—	$—	$355,125,613

Total Equity Securities	355,125,613	—	—	355,125,613

Other
Affiliated Money Market Fund (b)	37,678,398	—	—	37,678,398
Investments of Cash Collateral Received for Securities on Loan (c)	—	103,156,421	—	103,156,421

Total Other	37,678,398	103,156,421	—	140,834,819

Total	$392,804,011	$103,156,421	$—	$495,960,432

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.

(c)	Asset categories of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Managers Series, Inc.
By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date April 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date April 28, 2010